Schedule of Investments (unaudited) May 31, 2021	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 2.0%

Tobacco — 2.0%
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	$500	$517,445

District of Columbia — 2.3%

Tobacco — 2.3%
District of Columbia Tobacco Settlement Financing Corp., RB, CAB, Series C, 0.00%, 06/15/55(a)	6,000	570,120

Puerto Rico — 7.1%

State — 5.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	127	142,369
Series A-1, Restructured, 5.00%, 07/01/58	578	657,550
Series A-2, Restructured, 4.33%, 07/01/40	391	433,717
Series A-2, Restructured, 4.78%, 07/01/58	129	144,942

		1,378,578

Tobacco — 0.6%
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	140	141,659

Utilities — 1.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	200	207,646
Series A, Senior Lien, 5.13%, 07/01/37	55	57,150

		264,796

Total Municipal Bonds in Puerto Rico		1,785,033

Virginia — 111.3%

Corporate — 0.8%
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 01/01/48(b)(c)	200	202,132

County/City/Special District/School District — 13.9%
Ballston Quarter Community Development Authority, TA, Series A, 5.38%, 03/01/36	250	253,063
Cherry Hill Community Development Authority, SAB, 5.40%, 03/01/45(c)	250	269,677
City of Norfolk Virginia, GO, (SAW), 5.00%, 08/01/28(d)	500	644,645
City of Norfolk Virginia, Refunding GO, Series A, (SAW), 5.00%, 08/01/23(d)	500	551,900
City of Suffolk Virginia, Refunding GO, (SAW), 5.00%, 06/01/42(d)	1,000	1,000,000
Dulles Town Center Community Development Authority, Refunding SAB, 4.25%, 03/01/26	500	506,215
Lower Magnolia Green Community Development Authority, SAB, 5.00%, 03/01/35(c)	245	264,159

		3,489,659

Education — 20.2%
Salem Economic Development Authority, Refunding RB, 4.00%, 04/01/45	250	272,085
Virginia College Building Authority, RB, 4.00%, 02/01/38	1,000	1,208,200
Virginia College Building Authority, Refunding RB
(NPFGC), 5.25%, 01/01/26	500	562,600
(NPFGC), 5.25%, 01/01/31	1,000	1,294,590

Security	Par (000)	Value

Education (continued)
Virginia College Building Authority, Refunding
RB (continued)
Series A, 3.00%, 01/15/51	$750	$801,210
Virginia Public School Authority, RB, Series B, 4.00%, 08/01/21(d)	405	407,568
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 10/01/38	500	548,350

		5,094,603

Health — 30.9%
Chesapeake Hospital Authority, Refunding RB, 4.00%, 07/01/43	680	783,714
Danville Industrial Development Authority, Refunding RB, (AMBAC), 5.25%, 10/01/28(e)	730	817,250
Fairfax County Economic Development Authority, RB, Series A, 5.00%, 12/01/42	500	534,095
Fairfax County Industrial Development Authority, RB, Series A, 5.00%, 05/15/44	450	505,570
Henrico County Economic Development Authority, Refunding RB
4.25%, 06/01/26	145	149,408
4.00%, 10/01/50	250	271,410
Lexington Industrial Development Authority, RB, Series A, 5.00%, 01/01/42	690	736,430
Norfolk Redevelopment & Housing Authority, RB, Series B, 4.00%, 01/01/25	200	200,306
Prince William County Industrial Development Authority, Refunding RB, Series B, 4.00%, 11/01/46	500	523,360
Roanoke Economic Development Authority, Refunding RB, 5.00%, 07/01/30	795	834,996
Virginia Beach Development Authority, Refunding RB, 4.00%, 09/01/48	250	265,240
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 12/01/49	500	579,115
Winchester Economic Development Authority, Refunding RB
5.00%, 01/01/44	1,000	1,146,500
Series A, 5.00%, 01/01/24(d)	400	449,076

		7,796,470

Housing — 13.0%
Virginia Housing Development Authority, RB, M/F Housing
Series B, 4.00%, 06/01/53	625	681,231
Series D, 3.90%, 10/01/48	985	1,077,088
Series E, 2.50%, 12/01/22	220	220,264
Series F, 5.25%, 10/01/38	250	270,792
Virginia Housing Development Authority, RB, S/F Housing, Sub-Series C-4, 3.63%, 01/01/31	1,000	1,034,840

		3,284,215

State — 3.1%
Virginia Public Building Authority, RB, Series A, 5.00%, 08/01/35	150	199,460
Virginia Public Building Authority, Refunding RB, Series A, 4.00%, 08/01/31	500	590,490

		789,950

1

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco — 6.0%
Tobacco Settlement Financing Corp., Refunding RB
Series B-1, 5.00%, 06/01/47	$985	$995,155
Series B-2, Convertible, 5.20%, 06/01/46	500	500,770

		1,495,925

Transportation — 12.4%
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/36	775	948,623
Richmond Metropolitan Transportation Authority/The Expressway System Revenue, Refunding RB, (NPFGC), 5.25%, 07/15/22	215	221,859
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 07/01/49	500	511,565
AMT, 5.00%, 12/31/52	500	583,890
AMT, Senior Lien, 6.00%, 01/01/37	820	866,346

		3,132,283

Utilities — 11.0%
City of Richmond Virginia Public Utility Revenue, RB
Series A, 3.00%, 01/15/45	500	542,830
Series A, 4.00%, 01/15/50	500	585,525
County of Henrico Virginia Water & Sewer Revenue, Refunding RB, 5.00%, 05/01/42	1,065	1,275,913
Fairfax County Water Authority, Refunding RB, 5.00%, 04/01/44	300	365,169

		2,769,437

Total Municipal Bonds in Virginia		28,054,674

Total Municipal Bonds — 122.7% (Cost: $28,582,689)		30,927,272

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

District of Columbia — 7.2%

Transportation — 7.2%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	1,503	1,817,594

Virginia — 30.5%

Transportation — 30.5%
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/47(g)	2,000	2,423,980
Hampton Roads Transportation Accountability Commission, RB, Senior Lien, Series A, 5.00%, 07/01/48	4,308	5,266,724

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 37.7% (Cost: $8,637,528)		9,508,298

Total Long-Term Investments — 160.4% (Cost: $37,220,217)		40,435,570

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(h)(i)	746,227	$746,376

Total Short-Term Securities — 3.0% (Cost: $746,376)		746,376

Total Investments — 163.4% (Cost: $37,966,593)		41,181,946

Other Assets Less Liabilities — 1.8%		437,562

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.4)%		(4,878,100)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (45.8)%		(11,535,410)

Net Assets Applicable to Common Shares — 100.0%		$25,205,998

(a)	Zero-coupon bond.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on October 1, 2024, is $1,051,389.

(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock Virginia Municipal Bond Trust (BHV)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$1,008,372	$—	$(261,987	)(a)	$(9)	$—	$746,376	746,227	$89	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts 10-Year U.S. Treasury Notes	7	09/21/21	$923	$(450)
U.S. Long Bond	3	09/21/21	468	(1,457)

				$(1,907)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$30,927,272	$—	$30,927,272
Municipal Bonds Transferred to Tender Option Bond Trusts	—	9,508,298	—	9,508,298
Short-Term Securities
Money Market Funds	746,376	—	—	746,376

	$746,376	$40,435,570	$—	$41,181,946

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Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock Virginia Municipal Bond Trust (BHV)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(1,907)	$—	$—	$(1,907)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(4,876,042)	$—	$(4,876,042)
VRDP Shares at Liquidation Value	—	(11,600,000)	—	(11,600,000)

	$—	$(16,476,042)	$—	$(16,476,042)

Portfolio Abbreviation

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

CAB	Capital Appreciation Bonds

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	4